Real Estate Acquired in Settlement of Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	$ 10,009	$ 13,481
SAMC REO 2013-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	4,262	7,220
SAMC REO 2016-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	174
WVMT 2011-SBC1(a)
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		125
WVMT 2011-SBC3(b)
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		1,113
SCML 2015-SBC4(c)
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	3,559	4,019
Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	643	254
TRSs
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	1,371	750
Alabama
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	20
Alabama | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	20
California
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	113	86
California | SAMC REO 2013-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		86
California | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	113
Connecticut
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	12	326
Connecticut | SCML 2015-SBC4(c)
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		326
Connecticut | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	12
Florida
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	2,689	4,292
Florida | SAMC REO 2013-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	1,157	3,467
Florida | SCML 2015-SBC4(c)
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	118
Florida | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	43	75
Florida | TRSs
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	1,371	750
Georgia
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	146	321
Georgia | SAMC REO 2013-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	146	321
Illinois
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	35	17
Illinois | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	35	17
Indiana
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	66	51
Indiana | SAMC REO 2013-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		6
Indiana | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	66	45
Kansas
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	1	24
Kansas | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	1	24
Kentucky
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		11
Kentucky | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		11
Michigan
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	2	1
Michigan | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	2	1
Minnesota
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	127
Minnesota | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	127
Missouri
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	3,441	3,700
Missouri | SCML 2015-SBC4(c)
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	3,441	3,693
Missouri | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		7
New Hampshire
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	111	9
New Hampshire | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	111	9
New Jersey
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	298	924
New Jersey | SAMC REO 2013-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	124
New Jersey | SAMC REO 2016-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	174
New Jersey | WVMT 2011-SBC3(b)
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		924
New York
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	60	144
New York | WVMT 2011-SBC3(b)
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		144
New York | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	60
North Carolina
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	2,535	2,947
North Carolina | SAMC REO 2013-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	2,535	2,946
North Carolina | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		1
Rhode Island
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	16	170
Rhode Island | SAMC REO 2013-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	16
Rhode Island | WVMT 2011-SBC1(a)
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		125
Rhode Island | WVMT 2011-SBC3(b)
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		45
Tennessee
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	159	269
Tennessee | SAMC REO 2013-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	159	269
Texas
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	178	130
Texas | SAMC REO 2013-01, LLC
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	125	125
Texas | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	53	5
Virginia
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		59
Virginia | Lending
Real estate acquired
Carrying amount of real estate acquired in settlement of loans		59
Sutherland
Real estate acquired
Carrying amount of real estate acquired in settlement of loans	$ 6,275	$ 8,224